Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The following table presents the components of discontinued operations reported in the consolidated balance sheets:

	2018	2017
Cash	$5	$25
Advances to suppliers	45	49
Goodwill	12,831	18,843
Intangible assets	16,402	18,370
Assets held for sale	29,283	37,287
Classified as:
— Current	29,283	74
— Non-current	-	37,213

Other payables, accrued liabilities and customer deposits	$182	$183
Deferred tax liabilities	4,100	4,593
Liabilities held for sale	4,282	4,776
Classified as:
— Current	4,282	183
— Non-current	-	4,593

The following table presents the components of discontinued operations reported in the consolidated statements of comprehensive loss:

	Year ended December 31,
	2018	2017	2016
Revenues	$-	$-	$-
Cost of revenues	-	-	-
Operating expenses	(8,005)	(2,740)	-
Loss before provision for income taxes	(8,005)	(2,740)	-
Income tax credit	492	329	-
Loss from discontinued operations, net of income taxes	(7,513)	(2,411)	-